Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)
January 31, 2026

Number of Shares		Value
Common Stocks 91.2%
Broadline Retail 9.9%
134,220	Alibaba Group Holding Ltd. ADR	$22,758,343
309,643	Amazon.com, Inc.	74,097,570 *(a)
8,356	MercadoLibre, Inc.	17,946,934 *
105,637	Sea Ltd. ADR	12,305,654 *
127,108,501
Capital Markets 4.0%
521,694	Robinhood Markets, Inc. Class A	51,898,119 *
Communications Equipment 0.5%
15,324	Lumentum Holdings, Inc.	6,004,556 *
Diversified Telecommunication Services 2.9%
1,415,626	AT&T, Inc.	37,103,557
Entertainment 8.0%
239,022	Live Nation Entertainment, Inc.	34,765,750 *
284,550	Netflix, Inc.	23,757,079 *
145,100	Nintendo Co. Ltd.	9,427,375
44,593	Spotify Technology SA	22,312,107 *
30,535	Walt Disney Co.	3,444,348
350,592	Warner Bros Discovery, Inc.	9,655,304 *
103,361,963
Financial Services 0.5%
96,328	Affirm Holdings, Inc.	5,808,578 *
Ground Transportation 0.8%
121,699	Uber Technologies, Inc.	9,742,005 *
Health Care Equipment & Supplies 1.3%
134,469	Dexcom, Inc.	9,821,616 *
12,966	Intuitive Surgical, Inc.	6,537,716 *
16,359,332
Hotels, Restaurants & Leisure 2.6%
79,487	DoorDash, Inc. Class A	16,264,630 *
642,002	DraftKings, Inc. Class A	17,661,475 *
33,926,105
Household Durables 1.4%
811,648	Sony Group Corp. ADR	17,937,421
Interactive Media & Services 7.5%
108,424	Meta Platforms, Inc. Class A	77,685,796 (a)
106,874	Reddit, Inc. Class A	19,266,176 *
96,951,972
Semiconductors & Semiconductor Equipment 24.9%
82,074	Advanced Micro Devices, Inc.	19,429,378 *
70,422	Analog Devices, Inc.	21,892,791
15,799	ASML Holding NV	22,481,977
37,575	Astera Labs, Inc.	5,659,547 *
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
87,687	Broadcom, Inc.	$29,050,703
39,058	Credo Technology Group Holding Ltd.	4,893,186 *
116,579	Lam Research Corp.	27,216,533
175,000	MediaTek, Inc.	9,787,099
299,732	NVIDIA Corp.	57,287,777
79,378	SK Hynix, Inc.	50,128,249
174,856	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	57,800,400
104,160	Tower Semiconductor Ltd.	14,033,477 *
		319,661,117
Software 20.3%
58,837	AppLovin Corp. Class A	27,836,373 *
1,727,273	Arctic Wolf Networks, Inc.	19,967,276 *#(b)(c)
189,983	Atlassian Corp. Class A	22,452,191 *
23,508	Fair Isaac Corp.	34,396,200 *
477,497	Klaviyo, Inc. Class A	10,605,208 *
176,737	Microsoft Corp.	76,048,164
105,629	Monday.com Ltd.	12,120,928 *
314,715	Netskope, Inc. Class A	4,673,518 *
121,988	Oracle Corp.	20,076,785
80,175	Palo Alto Networks, Inc.	14,188,570 *
1,456,020	Superhuman Platform, Inc. Class A	19,073,862 *#(b)(c)
		261,439,075
Technology Hardware, Storage & Peripherals 5.1%
50,783	Apple, Inc.	13,177,173
895,890	Hewlett Packard Enterprise Co.	19,279,553
134,717	Western Digital Corp.	33,710,235
		66,166,961
Wireless Telecommunication Services 1.5%
100,302	T-Mobile U.S., Inc.	19,780,558

Total Common Stocks (Cost $984,371,486)		1,173,249,820
Preferred Stocks 8.0%
Entertainment 2.5%
219,568	A24 Films LLC(d)	32,159,730 *#(b)(c)
Software 3.5%
27,042	Celonis SE, Series D	9,999,861 *#(b)(c)
1,009,513	Cybereason, Inc., Series F	504,757 *#(b)(c)
149,962	Cybereason, Inc., Series H	260,551 *#(b)(c)
451,510	Superhuman Platform, Inc., Series 3	11,558,656 *#(b)(c)
1,393,993	Videoamp, Inc., Series F1	21,999,998 *#(b)(c)
		44,323,823
Specialty Retail 2.0%
14,659	Fabletics LLC, Series G	21,574,236 *#(b)(c)
28,112	Savage X Fenty, Series C1	67,618 *#(b)(c)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Specialty Retail – cont'd
364,903	Savage X Fenty, Series D	$4,313,774 *#(b)(c)
		25,955,628
Total Preferred Stocks (Cost $94,436,710)		102,439,181
Principal Amount
Convertible Bonds 0.5%
Software 0.5%
$5,000	Arctic Wolf Networks, Inc., 0.00% Cash/3.00% PIK, due 9/29/2027 (Cost $5,000,000)	6,913,500 #(b)(c)(e)
Number of Shares

Short-Term Investments 1.1%
Investment Companies 1.1%
13,411,520	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.65%(f) (Cost $13,411,520)	13,411,520
Total Investments 100.8% (Cost $1,097,219,716)		1,296,014,021
Liabilities Less Other Assets (0.8)%		(9,973,932)(g)
Net Assets Applicable to Common Stockholders 100.0%		$1,286,040,089

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of January 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2026 amounted to $148,393,819, which represents 11.5% of net assets applicable to common stockholders of the Fund.

(d)	Security represented in Units.
(e)	Payment-in-kind (PIK) security.
(f)	Represents 7-day effective yield as of January 31, 2026.
(g)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2026.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2026 amounted to $148,393,819, which represents 11.5% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2026	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 1/31/2026
A24 Films LLC (Preferred Units)	2/25/2022	$25,000,012	$32,159,730	2.5%
Arctic Wolf Networks, Inc.	12/31/2021	19,000,003	19,967,276	1.6%
Arctic Wolf Networks, Inc. (Convertible Bonds)	9/30/2022	5,000,000	6,913,500	0.5%
Celonis SE (Series D Preferred Shares)	10/5/2022	9,999,477	9,999,861	0.8%
Cybereason, Inc. (Series F Preferred Shares)	7/31/2021	5,000,000	504,757	0.0%
Cybereason, Inc. (Series H Preferred Shares)	4/30/2025-11/20/2025	94,744	260,551	0.0%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	14,659,000	21,574,236	1.7%
Savage X Fenty (Series C1 Preferred Shares)	3/5/2025	4,999,993	67,618	0.0%
Savage X Fenty (Series D Preferred Shares)	2/24/2025-3/5/2025	848,551	4,313,774	0.3%
Superhuman Platform, Inc. (Series 3 Preferred Shares)	12/23/2021	11,834,935	11,558,656	0.9%
Superhuman Platform, Inc. Class A	12/23/2021	38,165,051	19,073,862	1.5%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	21,999,998	21,999,998	1.7%
Total		$156,601,764	$148,393,819	11.5%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$1,047,995,572	81.5%
Taiwan	67,587,499	5.2%
Korea	50,128,249	3.9%
Japan	27,364,796	2.1%
China	22,758,343	1.8%
Netherlands	22,481,977	1.7%
Brazil	17,946,934	1.4%
Israel	14,033,477	1.1%
Singapore	12,305,654	1.0%
Short-Term Investments and Other Liabilities—Net	3,437,588	0.3%
	$1,286,040,089	100.0%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At January 31, 2026, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Broadline Retail
Alibaba Group Holding Ltd.	200	$(3,391,200)	$200	2/13/2026	$(9,300)
Amazon.com, Inc.	141	(3,374,130)	265	2/13/2026	(31,302)
MercadoLibre, Inc.	16	(3,436,464)	2,260	2/13/2026	(37,520)
Sea Ltd.	273	(3,180,177)	141	2/13/2026	(21,430)(a)(b)
					(99,552)
Capital Markets
Robinhood Markets, Inc.	302	(3,004,296)	140	2/13/2026	(6,191)
Diversified Telecommunication Services
AT&T, Inc.	1,385	(3,630,085)	26	2/13/2026	(83,792)
Entertainment
Live Nation Entertainment, Inc.	229	(3,330,805)	155	2/20/2026	(60,685)
Netflix, Inc.	369	(3,080,781)	105	2/13/2026	(1,292)
Walt Disney Co.	296	(3,338,880)	125	2/13/2026	(16,872)
Warner Bros Discovery, Inc.	10	(27,540)	32	2/13/2026	(330)(a)(b)
					(79,179)
Financial Services
Affirm Holdings, Inc.	453	(2,731,590)	95	2/13/2026	(18,799)(a)(b)
Ground Transportation
Uber Technologies, Inc.	393	(3,145,965)	96	2/13/2026	(15,131)
Health Care Equipment & Supplies
Dexcom, Inc.	462	(3,374,448)	85	2/13/2026	(45,045)(a)(b)
Intuitive Surgical, Inc.	62	(3,126,164)	605	2/13/2026	—(a)(b)
					(45,045)
Hotels, Restaurants & Leisure
DoorDash, Inc.	316	(6,465,992)	235	2/13/2026	(17,696)
DraftKings, Inc.	1,038	(2,855,538)	41	2/13/2026	(5,190)(a)(b)
					(22,886)
Interactive Media & Services
Meta Platforms, Inc.	54	(3,869,100)	715	2/13/2026	(96,120)
Reddit, Inc.	144	(2,595,888)	315	2/13/2026	(7,704)(a)(b)
					(103,824)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls (cont’d)
Semiconductors & Semiconductor Equipment
Astera Labs, Inc.	175	$(2,635,850)	$260	2/13/2026	$(2,625)
Broadcom, Inc.	97	(3,213,610)	400	2/13/2026	(3,783)
Credo Technology Group Holding Ltd.	208	(2,605,824)	210	2/13/2026	(2,080)(a)(b)
Lam Research Corp.	147	(3,431,862)	275	2/13/2026	(23,226)
NVIDIA Corp.	182	(3,478,566)	205	2/13/2026	(21,931)
					(53,645)
Software
AppLovin Corp.	57	(2,696,727)	785	2/13/2026	(2,993)
Fair Isaac Corp.	22	(3,218,974)	1,770	2/20/2026	(14,410)
Monday.com Ltd.	258	(2,960,550)	170	2/20/2026	(28,380)
Netskope, Inc.	2,134	(3,168,990)	20	2/20/2026	(16,005)
Oracle Corp.	179	(2,945,982)	225	2/13/2026	(2,238)
					(64,026)
Technology Hardware, Storage & Peripherals
Apple, Inc.	132	(3,425,136)	270	2/13/2026	(18,942)
Western Digital Corp.	142	(3,553,266)	300	2/13/2026	(50,055)
					(68,997)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	176	(3,470,896)	215	2/13/2026	(24,376)
Total calls					$(685,443)
Puts
Broadline Retail
Amazon.com, Inc.	141	(3,374,130)	200	2/13/2026	(10,082)
MercadoLibre, Inc.	16	(3,436,464)	1,850	2/13/2026	(7,040)(a)(b)
					(17,122)
Capital Markets
Robinhood Markets, Inc.	303	(3,014,244)	80	2/13/2026	(17,271)
Communications Equipment
Lumentum Holdings, Inc.	188	(7,366,592)	225	2/13/2026	(28,200)(a)(b)
Entertainment
Live Nation Entertainment, Inc.	229	(3,330,805)	120	2/20/2026	(10,878)
Netflix, Inc.	369	(3,080,781)	75	2/13/2026	(4,428)
Spotify Technology SA	63	(3,152,205)	435	2/13/2026	(21,262)
					(36,568)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts (cont’d)
Financial Services
Affirm Holdings, Inc.	453	$(2,731,590)	$55	2/13/2026	$(111,438)
Ground Transportation
Uber Technologies, Inc.	393	(3,145,965)	72	2/13/2026	(27,117)
Hotels, Restaurants & Leisure
DoorDash, Inc.	158	(3,232,996)	175	2/13/2026	(21,172)(a)(b)
Interactive Media & Services
Meta Platforms, Inc.	54	(3,869,100)	525	2/13/2026	(1,053)
Meta Platforms, Inc.	53	(3,797,450)	530	2/13/2026	(822)
Reddit, Inc.	145	(2,613,915)	170	2/13/2026	(119,987)
					(121,862)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	274	(6,486,402)	180	2/13/2026	(19,728)
Analog Devices, Inc.	110	(3,419,680)	265	2/13/2026	(8,800)(a)(b)
ASML Holding NV	24	(3,415,200)	1,135	2/13/2026	(5,940)(a)(b)
Broadcom, Inc.	97	(3,213,610)	285	2/13/2026	(15,665)
Credo Technology Group Holding Ltd.	209	(2,618,352)	115	2/13/2026	(81,510)
Lam Research Corp.	147	(3,431,862)	177.5	2/13/2026	(19,110)
NVIDIA Corp.	182	(3,478,566)	155	2/13/2026	(6,006)
Taiwan Semiconductor Manufacturing Co. Ltd.	99	(3,272,544)	285	2/13/2026	(6,485)
					(163,244)
Software
AppLovin Corp.	62	(2,933,282)	370	2/13/2026	(45,260)
AppLovin Corp.	57	(2,696,727)	380	2/13/2026	(50,730)
Fair Isaac Corp.	22	(3,218,974)	1,280	2/20/2026	(17,930)
Klaviyo, Inc.	1,338	(2,971,698)	20	2/20/2026	(113,730)
Klaviyo, Inc.	1,201	(2,667,421)	22.5	2/20/2026	(231,192)
Microsoft Corp.	72	(3,098,088)	395	2/13/2026	(4,680)
Oracle Corp.	180	(2,962,440)	155	2/13/2026	(59,850)
					(523,372)
Technology Hardware, Storage & Peripherals
Apple, Inc.	131	(3,399,188)	225	2/13/2026	(3,603)
Western Digital Corp.	142	(3,553,266)	172.5	2/13/2026	(7,668)(a)(b)
Western Digital Corp.	127	(3,177,921)	212.5	2/13/2026	(43,434)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts (cont’d)
Western Digital Corp.	127	$(3,177,921)	$195	2/20/2026	$(29,527)
					(84,232)
Total puts					$(1,151,598)
Total options written (premium received $1,657,057)					$(1,837,041)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of January 31, 2026 in accordance with procedures approved by the valuation designee.
At January 31, 2026, the Fund had securities pledged in the amount of $93,749,600 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Software	$222,397,937	$—	$39,041,138	$261,439,075
Other Common Stocks#	911,810,745	—	—	911,810,745
Total Common Stocks	1,134,208,682	—	39,041,138	1,173,249,820
Preferred Stocks#	—	—	102,439,181	102,439,181
Convertible Bonds#	—	—	6,913,500	6,913,500
Short-Term Investments	—	13,411,520	—	13,411,520
Total Investments	$1,134,208,682	$13,411,520	$148,393,819	$1,296,014,021

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2026
Investments in Securities:
Common Stocks(1)	$36,770	$—	$—	$2,271	$—	$—	$—	$—	$39,041	$2,271
Preferred Stocks(1)	69,336	—	—	924	20	—	—	—	70,280	924
Preferred Units(1)	32,160	—	—	—	—	—	—	—	32,160	—
Convertible Bonds(1)	6,913	—	—	—	—	—	—	—	6,913	—
Total	$145,179	$—	$—	$3,195	$20	$—	$—	$—	$148,394	$3,195

(1) Quantitative Information about Level 3 Fair Value Measurements:
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Investment type	Fair value at 1/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$39,041,138	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	10.1x	10.1x	Increase
			Discount Rate	3.5%	3.5%	Decrease
			Expected Volatility	80.0%	80.0%	Decrease
			Term (Years)	1.3	1.3	Decrease
			Transaction Price	$13.10	$13.10	Increase
Preferred Stocks	70,279,451	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	1.9x - 14.4x	5.8x	Increase
			Discount Rate	3.5% - 15.0%	10.7%	Decrease
			Expected Volatility	25.0% - 60.0%	52.1%	Decrease
			Liquidation Preference	0.5x - 2.8x	2.0x	Increase
			Term (Years)	1.2 - 2.2	1.5	Decrease
			Transaction Price	$4.55	$4.55	Increase
Preferred Units	32,159,730	Market Approach	Transaction Price	$146.47	$146.47	Increase
Convertible Bonds	6,913,500	Scenario-Based Approach (PWERM, including conversion assumptions)	Scenario probabilities	20% Held-to-Maturity; 80% IPO/Exit scenarios	N/A	Increase
			Face value at IPO / Exit	$581M – $662M	$554M	Increase
			Liquidation preference	1.5x – 1.7x	1.6x	Increase
			Discount rate	6.5% – 7.2%	7.2%	Decrease
			Term (Years)	0.9 – 1.9	1.3	Increase
			Volatility	40.0%	40.0%	Increase
			Risk-free rate	3.5%	3.5%	Decrease
			Valuation Cap (per share)	$12.02	$12.02	Increase
		Credit Component (Held-to-Maturity)	Credit yield spread (bps)	506.5	506.5	Decrease
			Benchmark yield	2.2%	2.2%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(1,657,643)	$—	$(179,398)	$(1,837,041)
Total	$(1,657,643)	$—	$(179,398)	$(1,837,041)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2026
Other Financial Instruments
Written Option Contracts(1)	$(231)	$—	$531	$(88)	$15	$(406)	$—	$—	$(179)	$227
Total	$(231)	$—	$531	$(88)	$15	$(406)	$—	$—	$(179)	$227
(1) At January 31, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets applicable to common stockholders and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

January 31, 2026
Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Next Generation Connectivity Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in common stocks, preferred stocks, and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited)  (cont’d)

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which the Fund's share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, the Fund formed NB A24 NBXG Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of the Fund and the Fund will remain its sole member.
As of January 31, 2026, the value of the Fund's investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets Applicable to Common Stockholders
$30,374,768	2.4%
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.